Apr. 30, 2026
Managed Risk Washington Mutual Investors Fund | Managed Risk Washington Mutual Investors Fund - Class P1 Shares
Investment objective

The fund’s investment objective is to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing while seeking to manage volatility and provide downside protection.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy, hold and sell an interest in Class P1 shares of the fund. You may pay other fees, such as insurance contract fees and expenses, which are not reflected in the tables and examples below. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)

Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)	Class P1
Management fees	0.10%
Distribution fees	None
Other expenses	0.28
Acquired (underlying) fund fees and expenses	0.25
Total annual fund operating expenses	0.63

Example

This example is intended to help you compare the cost of investing in Class P1 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class P1	$64	$202	$351	$786

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities and other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Principal investment strategies

The fund pursues its investment objective by investing in shares of two underlying funds, the American Funds Insurance Series – Washington Mutual Investors Fund (the “Washington Mutual Investors Fund”) and the American Funds Insurance Series – U.S. Government Securities Fund (the “Government Fund”) – while seeking to manage portfolio volatility and provide downside protection primarily through the use of exchange-traded options and futures contracts.

The fund normally seeks to invest 85% of its assets in the Washington Mutual Investors Fund. The investment objective of the Washington Mutual Investors Fund is to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing. The Washington Mutual Investors Fund invests primarily in common stocks of established companies that are listed on, or meet the financial listing requirements of, the New York Stock Exchange and have a strong record of earnings and dividends. The Washington Mutual Investors Fund strives to accomplish its objective through fundamental research, careful selection and broad diversification. In the selection of common stocks and other securities for investment, current and potential income as well as the potential for long-term capital appreciation are considered. The Washington Mutual Investors Fund seeks to provide an above-average yield in its quarterly income distribution in relation to the S&P 500 Index (a broad unmanaged index). The Washington Mutual Investors Fund strives to maintain a fully invested, diversified portfolio, consisting primarily of high-quality common stocks. The Washington Mutual Investors Fund has an “Eligible List” of securities considered appropriate for a prudent investor seeking opportunities for income and growth of principal consistent with common stock investing. The investment adviser generates and maintains the Eligible List and selects the fund’s investments exclusively from the securities on the Eligible List.

The fund invests the remainder of its assets in the Government Fund and in cash, financial futures and options as part of the managed risk strategy. The Government Fund’s investment objective is to provide a high level of current income consistent with prudent investment risk and preservation of capital. The Government Fund normally invests at least 80% of its assets in securities that are guaranteed or sponsored by the U.S. government, its agencies and instrumentalities, including bonds and other debt securities denominated in U.S. dollars, which may be represented by derivatives. The Government Fund may also invest in mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government.

The fund’s investment in the Government Fund seeks to provide a level of diversification across asset classes. Because different asset classes often react differently to changes in market conditions, such diversification seeks to manage the fund's risk to market changes, including stock market declines. Additionally, the fund employs a risk-management overlay referred to in this prospectus as the managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily exchange-traded futures contracts and/or exchange-traded put options — to attempt to stabilize the volatility of the fund around a target volatility level and to seek to reduce the downside exposure of the fund. The fund employs a subadviser to select individual put options and futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the subadviser will monitor liquidity levels of relevant options and futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index options and futures denominated in currencies other than the U.S. dollar.

A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash linked to the value of the index at the close of the last trading day of the contract. Though similar, an option on an index gives one party the contractual right (but not the obligation) to take or make delivery of an amount of cash linked to the value of the underlying index. Because such instruments derive their respective values from the price of an underlying index, both options and futures contracts are considered derivatives. A long position in an equity index put option and a short position in an equity index futures contract are both expected to gain in value when the underlying index declines, and lose value when the underlying index rises.

The subadviser regularly adjusts the level of exchange-traded options and futures contracts held by the fund to seek to manage the fund’s overall net risk level. In situations of extreme market volatility, the subadviser will tend to use exchange-traded equity index options and/or futures more heavily, as such investments could significantly reduce the fund’s net economic exposure to equity securities. Even in periods of low volatility in the equity markets, however, the subadviser will continue to employ exchange-traded equity index put options to seek to preserve gains after favorable market conditions and to reduce losses in adverse market conditions. During such periods of low equity market volatility, the subadviser may also continue to use exchange-traded equity index futures contracts for hedging purposes, though it need not necessarily do so. In certain market conditions, the fund may also purchase exchange-traded equity index call options, write or sell exchange-traded equity index put and call options and/or take net long positions in exchange-traded equity index futures contracts.

Investment results

The following bar chart shows how the investment results of the Class P1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. The results for the years shown prior to May 1, 2021 reflect the operation of the fund as Managed Risk Blue Chip Income and Growth Fund. Accordingly, results for such periods may not be representative of the fund's results had the fund been operated under its current strategy during the entire period. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

The following bar chart shows how the investment results of the Class P1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Calendar year total returns

Highest/Lowest quarterly results during this period were: Highest 9.05% (quarter ended December 31, 2023) Lowest -13.07% (quarter ended March 31, 2020)
Average annual total returns For the periods ended December 31, 2025:

Average annual total returns For the periods ended December 31, 2025:	1 year	5 years	10 years	Lifetime
Fund (inception date – 5/1/13)	10.95%	8.32%	7.50%	6.91%
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	17.88	14.42	14.82	14.31
S&P 500 Managed Risk Index – Moderate (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	7.47	8.36	8.78	8.59